Income Taxes	6 Months Ended
Jun. 30, 2023
Income Taxes
Income Taxes

9) Income Taxes

Components of Current and Deferred Tax Expense

All of the income from continuing operations before income taxes was taxable in Norway for the three and six months ended June 30, 2023 and 2022. Our Norwegian subsidiaries are subject to Norwegian tonnage tax rather than ordinary corporate taxation. Under the tonnage tax regime, tax is payable based on the tonnage of the vessel, not on operating income, and is included within operating expenses. Net financial income and expense remain taxable as ordinary income at the regular corporate income tax rate of 22% and is recorded as an income tax expense. The amount of tonnage tax included in operating expenses for each of the three and six months ended June 30, 2023 was $107,000 and $55,000, respectively. The amount of tonnage tax included in operating expenses for each of the three and six months ended June 30, 2022 was $116,000 and $67,000, respectively. The activities taxable in the UK relate to the activities of KNOT Offshore Partners UK LLC (“KNOT UK”) and are included within income taxes payable.

Taxes payable related to the entrance tax, a one-time tax payable by the Partnership related to certain subsidiaries on entering the Norwegian tonnage tax system, and income taxes attributable to income from continuing operations are calculated based on the Norwegian corporate tax rate of 22% for 2023 and 2022, and deferred tax liabilities are also calculated based on a tax rate of 22% effective as from January 1, 2023 and January 1, 2022, respectively. $37,000 and $58,000 of the entrance tax was paid during the first quarter of 2023 and 2022, respectively, and $377,000 in income tax was paid during the first quarter of 2023. As of June 30, 2023 and December 31, 2022, $150,000 and $424,000 is presented as non-current deferred taxes payable, respectively.

Significant components of current and deferred income tax expense attributable to income from continuing operations for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Income (loss) before income taxes	$(40,341)	$10,054	$(41,883)	$37,046
Income tax benefit (expense)	(49)	(166)	196	(378)
Effective tax rate	$0%	$(2)%	$0%	$(1)%

Income tax expenses for the three and six months ended June 30, 2023 and 2022 consist of the following:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Income tax benefit (expense) within Norwegian tonnage tax regime	$(46)	$(163)	$202	$(375)
Income tax benefit (expense) within UK	(3)	(3)	(6)	(3)
Income tax benefit (expense)	$(49)	$(166)	$196	$(378)
Effective tax rate	0%	(2)%	0%	(1)%

The Partnership records a valuation allowance against deferred tax assets when it is more likely than not that some or all of the benefit from the deferred tax assets will not be realized. In assessing the need for a valuation allowance against deferred tax assets, which relate to financial loss carry forwards and other deferred tax assets within the tonnage tax regime, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available. As of June 30, 2023 and December 31, 2022, the Partnership determined that the deferred tax assets are likely to not be realized, and the net booked value was, therefore, zero. There is no expiration date for such losses carried forward under current Norwegian tax law.